Information on Business Segments	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Information on Business Segments

NOTE 6 – INFORMATION ON BUSINESS SEGMENTS

We organize our business segments based on the nature of the products and services offered. We focus on the Water and Greenhouse business with Two Rivers Water & Farming Company as the Parent company. Therefore, we report our segments by these lines of businesses: Greenhouse and Water. Greenhouse contains our leasing of state of the art greenhouses to cannabis growers. Water contains our Water Business (HCIC and Orlando). Our Parent category is not a separate reportable operating segment. Segment allocations may differ from those on the face of the income statement. The Farming Business has been discontinued and therefore the operating losses and assets have been summarized.

In the following tables of financial data, the total of the operating results of these business segments is reconciled, as appropriate, to the corresponding consolidated amount. There are some corporate expenses that were not allocated to the business segments, and these expenses are contained in the “Total Operating Expenses” under Parent.

Operating results for each of the segments of the Company are as follows (in thousands):

	Twelve Months Ended December 31, 2017					Twelve Months Ended December 31, 2016
	Parent	Farms	Greenhouse	Water	Total	Parent	Farms	Greenhouse	Water	Total
Revenue	$-	$-	$620	$72	$692	$-	$-	$204	$68	$272
Less: direct cost of revenue	-	-	-	33	33	-	-	-	-	-
Gross Margin	-	-	620	39	659	-	-	204	68	272
Total Operating Expenses	(752)	-	(501)	(8,145)	(9,398)	(1,208)	-	(2,457)	(212)	(3,877)
Total Other Income (Expense)	(530)	-	(2,016)	(368)	(2,914)	(24)	-	(1,463)	(603)	(2,090)
Net (Loss) from Operations Before Income Taxes	(1,282)	-	(1,897)	(8,474)	(11,653)	(1,232)	-	(3,716)	(747)	(5,695)
Income Taxes (Expense)/Credit	-	-	-	-	-	-	-	-	-	-
Net (Loss) from Operations	(1,282)	-	(1,897)	(8,474)	(11,653)	(1,232)	-	(3,716)	(747)	(5,695)
Net (Loss) from Discontinued Operations	-	(1,045)	-	-	(1,045)	-	(2,624)	-	-	(2,624)
Preferred dividends	(369)	-	(478)	(16)	(863)	(1,937)	-	(671)	-	(2,608)
Non-controlling interest	-	-	644	(7)	637	-	-	206	(6)	200
Net (Loss)	$(1,651)	$(1,045)	$(1,731)	$(8,497)	$(12,924)	$(3,169)	$(2,624)	$(4,181)	$(753)	$(10,727)
Segment Assets	$766	$-	$9,433	$27,953	$38,152	$726	$2,785	$9,179	$35,077	$47,767